Cash, cash equivalents and restricted cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,379,180	$ 1,209,226
Restricted cash	100,564	192,356
Total cash, cash equivalents and restricted cash	$ 1,479,744	$ 1,401,582	$ 1,825,466	$ 1,756,770